PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 56.3% of Net Assets
	Aerospace & Defense – 0.4%
19	Axon Enterprise, Inc.(a)	$1,206
28	Moog, Inc., Class A	2,622
3	Raytheon Co.	533
14	Teledyne Technologies, Inc.(a)	3,479
37	United Technologies Corp.	5,277

		13,117

	Air Freight & Logistics – 0.9%
282	Expeditors International of Washington, Inc.	22,396
34	FedEx Corp.	6,442
41	United Parcel Service, Inc., Class B	4,355

		33,193

	Airlines – 0.2%
255	American Airlines Group, Inc.	8,716

	Auto Components – 0.3%
124	American Axle & Manufacturing Holdings, Inc.(a)	1,829
68	Aptiv PLC	5,828
110	Delphi Technologies PLC	2,434
25	Visteon Corp.(a)	1,650

		11,741

	Automobiles – 0.7%
860	Fiat Chrysler Automobiles NV	13,253
295	General Motors Co.	11,490

		24,743

	Banks – 3.7%
75	Ameris Bancorp	2,735
134	BancorpSouth Bank	4,084
585	Bank of America Corp.	17,889
116	BB&T Corp.	5,939
311	Citigroup, Inc.	21,988
140	Citizens Financial Group, Inc.	5,068
102	Columbia Banking System, Inc.	3,829
17	Comerica, Inc.	1,336
260	CVB Financial Corp.	5,642
236	Fulton Financial Corp.	4,071
107	Huntington Bancshares, Inc.	1,489
119	International Bancshares Corp.	4,935
214	KeyCorp	3,756
21	M&T Bank Corp.	3,571
379	People’s United Financial, Inc.	6,553
70	PNC Financial Services Group, Inc. (The)	9,585
133	Regions Financial Corp.	2,066
185	Trustmark Corp.	6,653
240	Wells Fargo & Co.	11,618
64	Westamerica Bancorporation	4,110

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
49	Wintrust Financial Corp.	$3,734
52	Zions Bancorp N.A.	2,565

		133,216

	Beverages – 1.6%
40	Brown-Forman Corp., Class B	2,132
346	Coca-Cola Co. (The)	16,975
41	Constellation Brands, Inc., Class A	8,678
427	Monster Beverage Corp.(a)	25,449
42	PepsiCo, Inc.	5,378

		58,612

	Biotechnology – 1.7%
21	AbbVie, Inc.	1,667
62	Amgen, Inc.	11,118
6	Biogen, Inc.(a)	1,375
114	BioMarin Pharmaceutical, Inc.(a)	9,750
20	Celgene Corp.(a)	1,893
50	Gilead Sciences, Inc.	3,252
17	Ligand Pharmaceuticals, Inc.(a)	2,140
79	Regeneron Pharmaceuticals, Inc.(a)	27,108
33	Repligen Corp.(a)	2,224
2	Vertex Pharmaceuticals, Inc.(a)	338

		60,865

	Building Products – 0.3%
201	Johnson Controls International PLC	7,537
19	Lennox International, Inc.	5,158

		12,695

	Capital Markets – 3.8%
4	Affiliated Managers Group, Inc.	444
10	Ameriprise Financial, Inc.	1,468
331	Bank of New York Mellon Corp. (The)	16,437
11	BlackRock, Inc.	5,338
310	Charles Schwab Corp. (The)	14,192
17	CME Group, Inc.	3,041
59	FactSet Research Systems, Inc.	16,276
73	Franklin Resources, Inc.	2,525
34	Goldman Sachs Group, Inc. (The)	7,001
10	Intercontinental Exchange, Inc.	814
46	Invesco Ltd.	1,011
96	Janus Henderson Group PLC	2,407
100	Legg Mason, Inc.	3,345
51	Moody’s Corp.	10,028
65	MSCI, Inc.	14,650
44	Northern Trust Corp.	4,336
31	S&P Global, Inc.	6,840
241	SEI Investments Co.	13,122
235	State Street Corp.	15,900

		139,175

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
24	Ecolab, Inc.	$4,418
57	HB Fuller Co.	2,791
37	Innospec, Inc.	3,138
5	International Flavors & Fragrances, Inc.	689
44	Linde PLC	7,931
44	Minerals Technologies, Inc.	2,762
25	Stepan Co.	2,314

		24,043

	Commercial Services & Supplies – 0.3%
48	Healthcare Services Group, Inc.	1,625
26	MSA Safety, Inc.	2,857
39	Tetra Tech, Inc.	2,524
20	Waste Management, Inc.	2,147

		9,153

	Communications Equipment – 0.8%
63	Ciena Corp.(a)	2,417
391	Cisco Systems, Inc.	21,876
33	InterDigital, Inc.	2,158
39	Lumentum Holdings, Inc.(a)	2,417
8	Motorola Solutions, Inc.	1,159

		30,027

	Construction & Engineering – 0.2%
120	AECOM(a)	4,068
38	Fluor Corp.	1,510

		5,578

	Consumer Finance – 0.8%
95	American Express Co.	11,137
170	Capital One Financial Corp.	15,781
48	Navient Corp.	648

		27,566

	Containers & Packaging – 0.2%
58	Ball Corp.	3,476
12	Crown Holdings, Inc.(a)	698
41	International Paper Co.	1,919
117	Owens-Illinois, Inc.	2,312

		8,405

	Distributors – 0.2%
32	Genuine Parts Co.	3,281
18	POOL CORP.	3,308

		6,589

	Diversified Consumer Services – 0.1%
79	Service Corp. International	3,287

	Diversified Telecommunication Services – 0.2%
64	AT&T, Inc.	1,981

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
126	CenturyLink, Inc.	$1,439
41	Verizon Communications, Inc.	2,345

		5,765

	Electric Utilities – 0.4%
106	American Electric Power Co., Inc.	9,068
14	Edison International	893
18	Eversource Energy	1,290
35	IDACORP, Inc.	3,466

		14,717

	Electrical Equipment – 0.2%
13	Acuity Brands, Inc.	1,902
36	Eaton Corp. PLC	2,982
24	Hubbell, Inc.	3,062

		7,946

	Electronic Equipment, Instruments & Components – 1.1%
67	Avnet, Inc.	3,257
28	Belden, Inc.	1,555
68	Cognex Corp.	3,429
14	Coherent, Inc.(a)	2,072
13	Littelfuse, Inc.	2,614
12	Rogers Corp.(a)	2,010
150	TE Connectivity Ltd.	14,348
81	Trimble, Inc.(a)	3,307
133	Vishay Intertechnology, Inc.	2,635
17	Zebra Technologies Corp., Class A(a)	3,589

		38,816

	Energy Equipment & Services – 1.0%
41	Apergy Corp.(a)	1,627
36	Baker Hughes, a GE Co.	865
85	C&J Energy Services, Inc.(a)	1,194
24	Core Laboratories NV	1,521
175	Halliburton Co.	4,958
256	National Oilwell Varco, Inc.	6,692
78	Oceaneering International, Inc.(a)	1,498
69	Oil States International, Inc.(a)	1,333
313	Schlumberger Ltd.	13,359
48	TechnipFMC PLC	1,180
116	U.S. Silica Holdings, Inc.	1,835

		36,062

	Entertainment – 1.1%
58	Cinemark Holdings, Inc.	2,439
11	Electronic Arts, Inc.(a)	1,041
54	Netflix, Inc.(a)	20,009
109	Walt Disney Co. (The)	14,930

		38,419

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
76	Kroger Co. (The)	$1,959
13	Sysco Corp.	915
18	Walgreens Boots Alliance, Inc.	964

		3,838

	Food Products – 0.7%
59	Campbell Soup Co.	2,283
717	Danone S.A., Sponsored ADR	11,630
20	General Mills, Inc.	1,029
77	Hain Celestial Group, Inc. (The)(a)	1,680
3	Hershey Co. (The)	375
23	Ingredion, Inc.	2,179
12	J.M. Smucker Co. (The)	1,472
15	Kellogg Co.	904
64	Kraft Heinz Co. (The)	2,127
9	Mondelez International, Inc., Class A	458

		24,137

	Gas Utilities – 0.3%
71	New Jersey Resources Corp.	3,556
40	ONE Gas, Inc.	3,541
79	South Jersey Industries, Inc.	2,537

		9,634

	Health Care Equipment & Supplies – 1.0%
16	Alcon, Inc.(a)	931
5	Align Technology, Inc.(a)	1,623
54	Baxter International, Inc.	4,120
2	Becton Dickinson and Co.	482
11	Boston Scientific Corp.(a)	408
25	DENTSPLY SIRONA, Inc.	1,278
2	Edwards Lifesciences Corp.(a)	352
41	Globus Medical, Inc.(a)	1,849
19	Haemonetics Corp.(a)	1,658
1	Intuitive Surgical, Inc.(a)	511
142	Meridian Bioscience, Inc.	1,634
31	Merit Medical Systems, Inc.(a)	1,742
39	STERIS PLC	5,108
2	Stryker Corp.	378
74	Varian Medical Systems, Inc.(a)	10,077
25	West Pharmaceutical Services, Inc.	3,095

		35,246

	Health Care Providers & Services – 1.2%
43	Acadia Healthcare Co., Inc.(a)	1,377
12	Amedisys, Inc.(a)	1,534
4	Anthem, Inc.	1,052
30	BioTelemetry, Inc.(a)	1,632
75	Centene Corp.(a)	3,867
9	Chemed Corp.	2,941
6	Cigna Corp.	953

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
210	CVS Health Corp.	$11,420
35	Encompass Health Corp.	2,256
55	HCA Healthcare, Inc.	6,998
12	Henry Schein, Inc.(a)	769
3	Humana, Inc.	766
12	Laboratory Corp. of America Holdings(a)	1,919
39	MEDNAX, Inc.(a)	1,091
63	Patterson Cos., Inc.	1,376
20	Quest Diagnostics, Inc.	1,927
15	UnitedHealth Group, Inc.	3,496

		45,374

	Health Care Technology – 0.5%
136	Allscripts Healthcare Solutions, Inc.(a)	1,343
200	Cerner Corp.(a)	13,290
30	Medidata Solutions, Inc.(a)	2,710

		17,343

	Hotels, Restaurants & Leisure – 2.1%
36	Dunkin’ Brands Group, Inc.	2,687
84	Hilton Worldwide Holdings, Inc.	7,307
22	Jack in the Box, Inc.	1,696
23	Marriott Vacations Worldwide Corp.	2,429
4	McDonald’s Corp.	790
331	MGM Resorts International	8,815
36	Six Flags Entertainment Corp.	1,911
251	Starbucks Corp.	19,498
135	Wendy’s Co. (The)	2,512
414	Yum China Holdings, Inc.	19,682
85	Yum! Brands, Inc.	8,873

		76,200

	Household Durables – 0.3%
14	iRobot Corp.(a)	1,450
108	KB Home	2,798
81	Meritage Homes Corp.(a)	4,143
51	Tupperware Brands Corp.	1,214
3	Whirlpool Corp.	416

		10,021

	Household Products – 0.9%
161	Colgate-Palmolive Co.	11,719
194	Procter & Gamble Co. (The)	20,657

		32,376

	Independent Power & Renewable Electricity Producers – 0.2%
69	AES Corp. (The)	1,181
64	Ormat Technologies, Inc.	3,735
151	Pattern Energy Group, Inc.	3,491

		8,407

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.4%
1,570	General Electric Co.	$15,967

	Insurance – 1.3%
11	Aflac, Inc.	554
45	Allstate Corp. (The)	4,458
320	American International Group, Inc.	15,222
9	Brighthouse Financial, Inc.(a)	376
57	Chubb Ltd.	8,276
62	First American Financial Corp.	3,538
20	Hartford Financial Services Group, Inc. (The)	1,046
12	Lincoln National Corp.	801
24	Marsh & McLennan Cos., Inc.	2,263
20	MetLife, Inc.	923
62	Prudential Financial, Inc.	6,554
26	Travelers Cos., Inc. (The)	3,737

		47,748

	Interactive Media & Services – 2.8%
13	Alphabet, Inc., Class A(a)	15,587
30	Alphabet, Inc., Class C(a)	35,654
257	Facebook, Inc., Class A(a)	49,704
8	TripAdvisor, Inc.(a)	426

		101,371

	Internet & Direct Marketing Retail – 2.7%
177	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,846
23	Amazon.com, Inc.(a)	44,310
7	Booking Holdings, Inc.(a)	12,985
223	eBay, Inc.	8,641

		98,782

	IT Services – 3.0%
24	Accenture PLC, Class A	4,384
90	Automatic Data Processing, Inc.	14,795
10	Cognizant Technology Solutions Corp., Class A	730
120	DXC Technology Co.	7,889
55	Gartner, Inc.(a)	8,743
11	International Business Machines Corp.	1,543
48	Leidos Holdings, Inc.	3,527
62	MasterCard, Inc., Class A	15,763
15	PayPal Holdings, Inc.(a)	1,691
184	Sabre Corp.	3,820
263	Visa, Inc., Class A	43,245
54	Western Union Co. (The)	1,050
18	WEX, Inc.(a)	3,785

		110,965

	Leisure Products – 0.0%
92	Callaway Golf Co.	1,616

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
9	IQVIA Holdings, Inc.(a)	1,250
8	Thermo Fisher Scientific, Inc.	2,220

		3,782

	Machinery – 2.4%
44	AGCO Corp.	3,114
99	Caterpillar, Inc.	13,803
57	Cummins, Inc.	9,479
107	Deere & Co.	17,722
48	Flowserve Corp.	2,353
33	IDEX Corp.	5,170
60	ITT, Inc.	3,633
76	Kennametal, Inc.	3,093
47	Oshkosh Corp.	3,882
89	Parker Hannifin Corp.	16,116
15	Proto Labs, Inc.(a)	1,647
66	Terex Corp.	2,200
52	Toro Co. (The)	3,804
8	Xylem, Inc.	667

		86,683

	Media – 1.2%
3	Cable One, Inc.	3,182
10	CBS Corp., Class B	513
37	Charter Communications, Inc., Class A(a)	13,734
350	Comcast Corp., Class A	15,235
39	Discovery, Inc., Series C(a)	1,122
72	New York Times Co. (The), Class A	2,387
490	News Corp., Class A	6,086
16	Omnicom Group, Inc.	1,280

		43,539

	Metals & Mining – 0.4%
110	Commercial Metals Co.	1,902
115	Newmont Goldcorp Corp.	3,572
19	Nucor Corp.	1,084
46	Reliance Steel & Aluminum Co.	4,230
29	Royal Gold, Inc.	2,525

		13,313

	Multi-Utilities – 0.2%
62	Consolidated Edison, Inc.	5,342
11	DTE Energy Co.	1,383
16	Sempra Energy	2,047

		8,772

	Multiline Retail – 0.0%
13	Macy’s, Inc.	306

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.3%
195	Anadarko Petroleum Corp.	$14,206
320	Apache Corp.	10,531
700	Chesapeake Energy Corp.(a)	2,037
731	Denbury Resources, Inc.(a)	1,630
123	EQT Corp.	2,515
98	Green Plains, Inc.	1,702
54	Hess Corp.	3,463
121	Noble Energy, Inc.	3,274
44	ONEOK, Inc.	2,989
32	Valero Energy Corp.	2,901
63	World Fuel Services Corp.	1,944

		47,192

	Paper & Forest Products – 0.1%
50	Domtar Corp.	2,445
81	Louisiana-Pacific Corp.	2,029

		4,474

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	687

	Pharmaceuticals – 1.1%
3	Allergan PLC	441
20	Bristol-Myers Squibb Co.	929
57	Catalent, Inc.(a)	2,555
16	Eli Lilly & Co.	1,873
72	Medicines Co. (The)(a)	2,300
87	Merck & Co., Inc.	6,848
82	Novartis AG, Sponsored ADR	6,743
283	Novo Nordisk AS, Sponsored ADR	13,870
31	Perrigo Co. PLC	1,485
91	Pfizer, Inc.	3,695
27	Supernus Pharmaceuticals, Inc.(a)	992

		41,731

	Professional Services – 0.3%
48	Exponent, Inc.	2,718
17	Insperity, Inc.	2,032
54	Korn Ferry	2,539
29	ManpowerGroup, Inc.	2,785
28	Nielsen Holdings PLC	715

		10,789

	Real Estate Management & Development – 0.1%
17	CBRE Group, Inc., Class A(a)	885
24	Jones Lang LaSalle, Inc.	3,710

		4,595

	REITs - Apartments – 0.4%
87	American Campus Communities, Inc.	4,106
4	AvalonBay Communities, Inc.	804

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
58	Camden Property Trust	$5,838
10	Equity Residential	764
5	Essex Property Trust, Inc.	1,412
4	Mid-America Apartment Communities, Inc.	438

		13,362

	REITs - Diversified – 0.1%
7	Crown Castle International Corp.	880
11	Digital Realty Trust, Inc.	1,295
2	Equinix, Inc.	909
71	Weyerhaeuser Co.	1,903

		4,987

	REITs - Health Care – 0.2%
28	Ventas, Inc.	1,711
57	Welltower, Inc.	4,248

		5,959

	REITs - Hotels – 0.1%
102	Host Hotels & Resorts, Inc.	1,963

	REITs - Office Property – 0.5%
10	Boston Properties, Inc.	1,376
132	Corporate Office Properties Trust	3,680
149	Douglas Emmett, Inc.	6,138
199	Easterly Government Properties, Inc.	3,582
66	Kilroy Realty Corp.	5,076

		19,852

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	281
10	Simon Property Group, Inc.	1,737

		2,018

	REITs - Storage – 0.0%
38	Iron Mountain, Inc.	1,234
2	Public Storage	443

		1,677

	REITs - Warehouse/Industrials – 0.2%
43	CyrusOne, Inc.	2,395
108	Liberty Property Trust	5,361

		7,756

	Road & Rail – 0.5%
38	Genesee & Wyoming, Inc., Class A(a)	3,369
22	Kansas City Southern	2,709
31	Norfolk Southern Corp.	6,324
38	Ryder System, Inc.	2,394
23	Union Pacific Corp.	4,072

		18,868

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.4%
15	Advanced Micro Devices, Inc.(a)	$414
69	Applied Materials, Inc.	3,041
52	Brooks Automation, Inc.	1,951
27	Cabot Microelectronics Corp.	3,409
51	Cirrus Logic, Inc.(a)	2,427
36	Cree, Inc.(a)	2,379
84	First Solar, Inc.(a)	5,168
352	Intel Corp.	17,966
95	NVIDIA Corp.	17,195
228	QUALCOMM, Inc.	19,638
38	Silicon Laboratories, Inc.(a)	4,091
89	Texas Instruments, Inc.	10,487

		88,166

	Software – 2.7%
7	Adobe, Inc.(a)	2,025
161	Autodesk, Inc.(a)	28,692
29	Blackbaud, Inc.	2,299
45	Bottomline Technologies, Inc.(a)	2,276
13	Fair Isaac Corp.(a)	3,637
24	LogMeIn, Inc.	1,978
146	Microsoft Corp.	19,067
551	Oracle Corp.	30,487
35	PTC, Inc.(a)	3,166
26	Qualys, Inc.(a)	2,347
10	Ultimate Software Group, Inc. (The)(a)	3,306

		99,280

	Specialty Retail – 0.7%
30	Aaron’s, Inc.	1,671
90	American Eagle Outfitters, Inc.	2,140
32	Asbury Automotive Group, Inc.(a)	2,566
20	Best Buy Co., Inc.	1,488
16	Five Below, Inc.(a)	2,342
26	Home Depot, Inc. (The)	5,296
25	Lithia Motors, Inc., Class A	2,838
20	Lowe’s Cos., Inc.	2,263
25	Monro, Inc.	2,096
14	Tiffany & Co.	1,509
33	Williams-Sonoma, Inc.	1,887

		26,096

	Technology Hardware, Storage & Peripherals – 1.6%
233	Apple, Inc.	46,756
232	Hewlett Packard Enterprise Co.	3,668
163	HP, Inc.	3,252
83	NCR Corp.(a)	2,403
15	NetApp, Inc.	1,093
8	Seagate Technology PLC	386
9	Western Digital Corp.	460

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
56	Xerox Corp.	$1,868

		59,886

	Textiles, Apparel & Luxury Goods – 0.7%
19	Deckers Outdoor Corp.(a)	3,006
32	Hanesbrands, Inc.	578
21	NIKE, Inc., Class B	1,844
5	PVH Corp.	645
654	Under Armour, Inc., Class A(a)	15,101
76	Wolverine World Wide, Inc.	2,798

		23,972

	Thrifts & Mortgage Finance – 0.1%
288	New York Community Bancorp, Inc.	3,349

	Trading Companies & Distributors – 0.2%
36	Fastenal Co.	2,540
27	GATX Corp.	2,082
14	United Rentals, Inc.(a)	1,973
8	W.W. Grainger, Inc.	2,256

		8,851

	Water Utilities – 0.2%
52	American Water Works Co., Inc.	5,626
81	Aqua America, Inc.	3,164

		8,790

	Total Common Stocks (Identified Cost $2,002,805)	2,052,166

Principal Amount
Bonds and Notes – 4.4%
	Automotive – 0.1%
$ 2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,999

	Banking – 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,056
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,006
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,968
2,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	2,066
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,033
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,998
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,052

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	$993
2,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	2,067
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,084
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,000
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,069
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	997
1,000	Santander UK PLC, 2.375%, 3/16/2020	996
2,000	SunTrust Bank, 2.250%, 1/31/2020	1,993
2,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	2,021
2,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,988

		30,387

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,010

	Construction Machinery – 0.1%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,004

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,049

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,064
2,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	2,077

		4,141

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,081

	Government Owned - No Guarantee – 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,489

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,045

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – continued
$ 1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	$1,221

		3,266

	Healthcare – 0.1%
2,000	CVS Health Corp., 3.875%, 7/20/2025	2,012
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,091
2,000	McKesson Corp., 3.950%, 2/16/2028	1,993

		6,096

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,078
1,000	Chevron Corp., 1.961%, 3/03/2020	994
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,667

		5,739

	Life Insurance – 0.1%
2,000	American International Group, Inc., 4.125%, 2/15/2024	2,088

	Media Entertainment – 0.1%
2,000	Warner Media LLC, 3.875%, 1/15/2026	2,036

	Midstream – 0.1%
2,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	1,997
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,072

		4,069

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,993

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,012

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,913

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,074

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 0.1%
$ 1,000	Apple, Inc., 2.500%, 2/09/2025	$980
2,000	International Business Machines Corp., 4.000%, 6/20/2042	1,959
2,000	Oracle Corp., 2.950%, 5/15/2025	1,991
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,036

		6,966

	Treasuries – 1.7%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	919
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,969
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,089
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,011
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,230
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,252
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,474
2,000	U.S. Treasury Note, 1.125%, 12/31/2019	1,982
7,000	U.S. Treasury Note, 1.125%, 4/30/2020	6,913
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,948
5,000	U.S. Treasury Note, 1.625%, 8/31/2022	4,900
6,000	U.S. Treasury Note, 1.750%, 5/15/2023	5,879
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	971
2,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,991
9,000	U.S. Treasury Note, 2.250%, 11/15/2025	8,927
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,966
7,000	U.S. Treasury Note, 2.625%, 12/31/2023	7,106
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,020
6,000	U.S. Treasury Note, 2.750%, 7/31/2023	6,115
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,025

		67,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wireless – 0.1%
$ 2,000	Vodafone Group PLC, 6.150%, 2/27/2037	$2,272

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,009

	Total Bonds and Notes (Identified Cost $160,622)	160,380

Shares
Exchange-Traded Funds – 15.0%
5,566	iShares® ESG MSCI EAFE ETF	362,681
5,318	iShares® ESG MSCI Emerging Markets ETF	185,066

	Total Exchange-Traded Funds (Identified Cost $514,770)	547,747

Affiliated Mutual Funds – 20.9%
8,371	Loomis Sayles Inflation Protected Securities Fund, Class N	86,805
4,660	Loomis Sayles Limited Term Government and Agency Fund, Class N	52,382
12,025	Mirova Global Green Bond Fund, Class N	121,573
43,986	Mirova International Sustainable Equity Fund, Class N	503,639

	Total Affiliated Mutual Funds (Identified Cost $734,513)	764,399

	Total Investments – 96.6% (Identified Cost $3,412,710)	3,524,692
	Other assets less liabilities – 3.4%	122,633

	Net Assets – 100.0%	$3,647,325

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$103,918	$11,089	$30,696	$(291)	$2,785	$86,805	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	120,406	16,124	84,492	(517)	861	52,382	780
Mirova Global Green Bond Fund, Class N	207,969	21,082	112,955	1,313	4,164	121,573	876
Mirova International Sustainable Equity Fund, Class N	245,541	235,769	—	—	22,329	503,639	329

	$677,834	$284,064	$228,143	$505	$30,139	$764,399	$1,985

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,052,166	$—	$—	$2,052,166
Bonds and Notes*	—	160,380	—	160,380
Exchange-Traded Funds	547,747	—	—	547,747
Affiliated Mutual Funds	764,399	—	—	764,399

Total	$3,364,312	$160,380	$—	$3,524,692

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	85.1%
Fixed Income	11.5

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%